Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Investments in associates and joint ventures	6. Investments in associates and joint ventures
Accounting policies
An associate is an undertaking in which the group has a long-term equity interest and over which it has the power to exercise significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The group’s interest in the net assets of associates and joint ventures is reported in investments in the consolidated balance sheet and its interest in their results (net of tax) is included in the consolidated income statement below the group’s operating profit. Associates and joint ventures are initially recorded at cost including transaction costs, and the group's share of post acquisition changes in the investee's reserves are recognised under the equity method. Investments in associates and joint ventures acquired prior to 1 July 1998 comprise the cost of shares less goodwill written off to reserves that has not been reinstated, plus the group’s share of post acquisition reserves. Investments in associates and joint ventures are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The impairment review compares the net carrying value with the recoverable amount, where the recoverable amount is the higher of the value in use calculated as the present value of the group’s share of the associate’s future cash flows and its fair value less costs of disposal.
Diageo’s principal associate is Moët Hennessy of which Diageo owns 34%. Moët Hennessy is the wines and spirits division of LVMH
Moët Hennessy Louis Vuitton SA (LVMH). LVMH is based in France and is listed on the Paris Stock Exchange. Moët Hennessy is also based in France and is a producer and exporter of champagne and cognac brands.
A number of joint distribution arrangements have been established with LVMH in Asia Pacific and France, principally covering distribution of Diageo’s Scotch whisky and gin premium brands and Moët Hennessy’s champagne and cognac premium brands.
Diageo and LVMH have each undertaken not to engage in any champagne or cognac activities competing with those of Moët
Hennessy. The arrangements also contain certain provisions for the protection of Diageo as a non-controlling shareholder in Moët
Hennessy.
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy $ million	Others $ million	Total $ million
Cost less provisions
At 30 June 2022 (re-presented)	4,124	294	4,418
Exchange differences	127	5	132
Additions	—	112	112
Share of profit/(loss) after tax	455	(12)	443
Step acquisition	—	(19)	(19)
Dividends	(265)	(6)	(271)
Share of movements in other comprehensive income and equity	43	—	43
Transfer	—	1	1
Impairment charged during the year	—	(34)	(34)
At 30 June 2023 (re-presented)	4,484	341	4,825
Exchange differences	(59)	(5)	(64)
Additions	—	134	134
Share of profit/(loss) after tax	441	(27)	414
Dividends	(261)	(8)	(269)
Share of movements in other comprehensive income and equity	3	—	3
Impairment charged during the year	—	(11)	(11)
At 30 June 2024	4,608	424	5,032
(i) Investment in associates includes loans given to and preference shares invested in associates of $298 million (2023 – $218 million).
(ii)If certain performance targets are met by associates in the Distill Ventures programme, an additional $39 million (2023 – $35 million) will be invested in those associates.
(b) Moët Hennessy prepares its financial statements under IFRS as endorsed by the EU in euros to 31 December each year. The results were adjusted for alignment with Diageo accounting policies and were translated at $1 = €0.93 (2023 – $1 = €0.96; 2022 – $1 =
€0.89).
Income statement information for the three years ended 30 June 2024 and balance sheet information as at 30 June 2024 and 30 June
2023 of Moët Hennessy are as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Sales	6,691	7,204	7,385
Profit for the year	1,299	1,339	1,662
Total comprehensive income	1,219	1,393	1,687

	2024 $ million	2023 re-presented $ million
Non-current assets	8,772	8,536
Current assets	12,025	11,534
Total assets	20,797	20,070
Non-current liabilities	(2,732)	(2,656)
Current liabilities	(4,285)	(3,982)
Total liabilities	(7,017)	(6,638)
Net assets	13,780	13,432
(i)Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at $1 = €0.93 (2023 – $1 = €0.93).
(c) Information on transactions between the group and its associates and joint ventures is disclosed in note 21.
(d) The associates and joint ventures have not reported any material contingent liabilities in their latest financial statements.